Income Taxes - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income taxes [line items]
Deferred tax (expense) recovery	$ 78,000,000
Income tax rate		35.00%
Deferred tax liability has been recognized	0	$ 0
Amounts of tax pools available, including tax losses	9,326,000,000	10,031,000,000
Unrecognized as a deferred income tax asset	8,000,000	8,000,000
Canadian Federal Non Capital Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	1,375,000,000	73,000,000
US Federal Net Operating Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses		593,000,000
Canadian Net Capital Losses [Member]
Disclosure of income taxes [line items]
Amounts of tax pools available, including tax losses	8,000,000	8,000,000
Net capital losses associated with unrealized foreign exchange losses	$ 661,000,000	$ 293,000,000
Reduction of U.S. Federal Corporate Income Tax Rate
Disclosure of income taxes [line items]
Income tax rate, current		21.00%